Moderate Allocation Portfolio
Schedule of Investments (unaudited)
As of September 30, 2022
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Investment Companies (100.0%)
U.S. Stock Funds (35.2%)
Vanguard Variable Insurance Funds—Equity Index Portfolio	3,668,219	173,103
Vanguard Extended Market Index Fund Admiral Shares	330,457	31,866
		204,969
International Stock Fund (23.4%)
Vanguard Total International Stock Index Fund Admiral Shares	5,532,629	136,048
U.S. Bond Fund (28.7%)
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	16,487,707	167,350
International Bond Fund (12.7%)
Vanguard Total International Bond Index Fund Admiral Shares	3,864,158	73,728
Total Investment Companies (Cost $639,059)		582,095
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 2.828% (Cost $5)	50	5
Total Investments (100.0%) (Cost $639,064)		582,100
Other Assets and Liabilities—Net (0.0%)		(82)
Net Assets (100%)		582,018
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
B. Futures Contracts: The portfolio uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The portfolio had no open futures contracts at September 30, 2022.
C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2022, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

D.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Sep. 30, 2022 Market Value ($000)
Vanguard Extended Market Index Fund	44,293	1,267	—	—	(13,694)	211	—	31,866
Vanguard Market Liquidity Fund	28	NA1	NA1	—	(1)	1	—	5
Vanguard Total International Bond Index Fund	88,552	1,941	5,056	(167)	(11,542)	584	—	73,728
Vanguard Total International Stock Index Fund	177,024	12,924	3,486	661	(51,075)	2,709	—	136,048
Vanguard Variable Insurance Funds—Equity Index Portfolio	224,272	21,859	8,192	3,105	(67,941)	2,603	8,703	173,103
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	206,838	17,668	22,259	(631)	(34,266)	3,745	1,329	167,350
Total	741,007	55,659	38,993	2,968	(178,519)	9,853	10,032	582,100
1	Not applicable—purchases and sales are for temporary cash investment purposes.